FAIR VALUE MEASUREMENT (Details Textual) (Impaired Loans Collateral Dependent [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Impaired Loans Collateral Dependent [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets, Fair Value Adjustment	$ 287	$ 79